UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Pzena Mid Cap Value Fund
Investor Class | PZVMX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.24%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$155,599,088
Number of Holdings	44
Portfolio Turnover	19%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Universal Health Services, Inc. - Class B	4.2%
Dow, Inc.	3.7%
Baxter International, Inc.	3.7%
Lear Corp.	3.7%
CNO Financial Group, Inc.	3.1%
Charter Communications, Inc. - Class A	3.0%
Equitable Holdings, Inc.	3.0%
Humana, Inc.	2.9%
Tyson Foods, Inc. - Class A	2.9%
SS&C Technologies Holdings, Inc.	2.9%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X667

Pzena Mid Cap Value Fund
Institutional Class | PZIMX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$155,599,088
Number of Holdings	44
Portfolio Turnover	19%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Universal Health Services, Inc. - Class B	4.2%
Dow, Inc.	3.7%
Baxter International, Inc.	3.7%
Lear Corp.	3.7%
CNO Financial Group, Inc.	3.1%
Charter Communications, Inc. - Class A	3.0%
Equitable Holdings, Inc.	3.0%
Humana, Inc.	2.9%
Tyson Foods, Inc. - Class A	2.9%
SS&C Technologies Holdings, Inc.	2.9%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena Mid Cap Value Fund	PAGE 1	TSR-SAR-00770X659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Mid Cap Value Fund	PAGE 2	TSR-SAR-00770X659

Pzena Emerging Markets Value Fund
Investor Class | PZVEX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.43%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,039,029,754
Number of Holdings	66
Portfolio Turnover	11%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.7%
Alibaba Group Holding, Ltd.	3.1%
Ambev S.A.	3.0%
Samsung Electronics Co., Ltd.	2.8%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.5%
Weichai Power Co., Ltd.	2.4%
Cognizant Technology Solutions Corp. - Class A	2.3%
Bank Rakyat Indonesia Persero Tbk	2.2%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X683

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X683

Pzena Emerging Markets Value Fund
Institutional Class | PZIEX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.08%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,039,029,754
Number of Holdings	66
Portfolio Turnover	11%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.7%
Alibaba Group Holding, Ltd.	3.1%
Ambev S.A.	3.0%
Samsung Electronics Co., Ltd.	2.8%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.5%
Weichai Power Co., Ltd.	2.4%
Cognizant Technology Solutions Corp. - Class A	2.3%
Bank Rakyat Indonesia Persero Tbk	2.2%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena Emerging Markets Value Fund	PAGE 1	TSR-SAR-00770X675

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Emerging Markets Value Fund	PAGE 2	TSR-SAR-00770X675

Pzena Small Cap Value Fund
Investor Class | PZVSX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.30%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,487,795
Number of Holdings	51
Portfolio Turnover	16%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
CNO Financial Group, Inc.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.4%
Spectrum Brands Holdings, Inc.	3.0%
Steelcase, Inc. - Class A	3.0%
MRC Global, Inc.	3.0%
Korn Ferry	2.9%
Olin Corp.	2.9%
Adient PLC	2.7%
TriMas Corp.	2.6%
Columbia Banking System, Inc.	2.6%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X410

Pzena Small Cap Value Fund
Institutional Class | PZISX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,487,795
Number of Holdings	51
Portfolio Turnover	16%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
CNO Financial Group, Inc.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.4%
Spectrum Brands Holdings, Inc.	3.0%
Steelcase, Inc. - Class A	3.0%
MRC Global, Inc.	3.0%
Korn Ferry	2.9%
Olin Corp.	2.9%
Adient PLC	2.7%
TriMas Corp.	2.6%
Columbia Banking System, Inc.	2.6%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena Small Cap Value Fund	PAGE 1	TSR-SAR-00770X394

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena Small Cap Value Fund	PAGE 2	TSR-SAR-00770X394

Pzena International Small Cap Value Fund
Investor Class | PZVIX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.44%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$31,009,245
Number of Holdings	46
Portfolio Turnover	16%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Fidelity Institutional Government Portfolio - Institutional Class	4.4%
Ibstock PLC	4.0%
Origin Enterprises PLC	3.8%
Anima Holding S.p.A.	3.3%
Transcontinental, Inc. - Class A	3.1%
Permanent TSB Group Holdings PLC	3.0%
Signify N.V.	2.9%
Rexel S.A.	2.9%
C&C Group PLC	2.8%
KH Neochem Co., Ltd.	2.8%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X352

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X352

Pzena International Small Cap Value Fund
Institutional Class | PZIIX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.17%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$31,009,245
Number of Holdings	46
Portfolio Turnover	16%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Fidelity Institutional Government Portfolio - Institutional Class	4.4%
Ibstock PLC	4.0%
Origin Enterprises PLC	3.8%
Anima Holding S.p.A.	3.3%
Transcontinental, Inc. - Class A	3.1%
Permanent TSB Group Holdings PLC	3.0%
Signify N.V.	2.9%
Rexel S.A.	2.9%
C&C Group PLC	2.8%
KH Neochem Co., Ltd.	2.8%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
Pzena International Small Cap Value Fund	PAGE 1	TSR-SAR-00770X345

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Small Cap Value Fund	PAGE 2	TSR-SAR-00770X345

Pzena International Value Fund
Investor Class | PZVNX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	0.99%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$89,244,028
Number of Holdings	73
Portfolio Turnover	12%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Roche Holding AG	3.2%
Sanofi	2.9%
Daimler Truck Holding AG	2.7%
Teleperformance SE	2.6%
Fidelity Institutional Government Portfolio - Institutional Class	2.5%
Reckitt Benckiser Group PLC	2.4%
BASF SE	2.4%
CaixaBank S.A.	2.4%
Cie Generale des Etablissements Michelin SCA	2.4%
ING Groep N.V.	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X287

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X287

Pzena International Value Fund
Institutional Class | PZINX
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.74%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$89,244,028
Number of Holdings	73
Portfolio Turnover	12%
Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Roche Holding AG	3.2%
Sanofi	2.9%
Daimler Truck Holding AG	2.7%
Teleperformance SE	2.6%
Fidelity Institutional Government Portfolio - Institutional Class	2.5%
Reckitt Benckiser Group PLC	2.4%
BASF SE	2.4%
CaixaBank S.A.	2.4%
Cie Generale des Etablissements Michelin SCA	2.4%
ING Groep N.V.	2.3%
Sector Breakdown (% of net assets)
Geographic Breakdown (%)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pzena.com/institutional/investments/mutual-funds/
Pzena International Value Fund	PAGE 1	TSR-SAR-00770X279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pzena Investment Management, LLC documents not be householded, please contact Pzena Investment Management, LLC at 1-844-796-1996, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pzena Investment Management, LLC or your financial intermediary.
Pzena International Value Fund	PAGE 2	TSR-SAR-00770X279

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PZENA FUNDS
Pzena Mid Cap Value Fund
Pzena Emerging Markets Value Fund
Pzena Small Cap Value Fund
Pzena International Small Cap Value Fund
Pzena International Value Fund
Core Financial Statements
August 31, 2024

Pzena Mid Cap Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Basic Materials - 8.0%
Dow, Inc.	108,414	$5,808,822
FMC Corp.	46,641	3,012,076
Olin Corp.	83,923	3,664,917
		12,485,815
Consumer Discretionary - 18.9%
Advance Auto Parts, Inc.	59,510	2,696,398
Charter Communications, Inc. - Class A(a)	13,593	4,724,111
Delta Air Lines, Inc.	75,729	3,217,725
Dollar General Corp.	34,177	2,835,666
Gap, Inc.	40,552	909,581
Gildan Activewear, Inc.	35,435	1,616,899
Lear Corp.	49,147	5,732,998
Magna International, Inc.	85,391	3,588,984
Newell Brands, Inc.	266,306	1,888,110
PVH Corp.	22,915	2,261,481
		29,471,953
Consumer Staples - 2.9%
Tyson Foods, Inc. - Class A	69,462	4,467,101
Energy - 1.7%
NOV, Inc.	146,001	2,594,438
Financials - 23.3%
Axis Capital Holdings, Ltd.	30,403	2,428,592
CNO Financial Group, Inc.	136,122	4,753,380
Comerica, Inc.	27,060	1,545,397
Corebridge Financial, Inc.	100,893	2,982,397
Equitable Holdings, Inc.	108,912	4,630,938
Fidelity National Financial, Inc.	59,978	3,536,303
Fifth Third Bancorp	99,320	4,239,971
Globe Life, Inc.	39,556	4,155,358
KeyCorp	130,835	2,232,045
MetLife, Inc.	31,649	2,452,164
Voya Financial, Inc.	47,312	3,351,109
		36,307,654
Health Care - 15.2%
Baxter International, Inc.	151,269	5,739,146
Fresenius Medical Care AG & Co. KGaA - ADR	178,797	3,466,874
Henry Schein, Inc.(a)	47,888	3,378,498
Humana, Inc.	12,745	4,517,720
Universal Health Services, Inc. - Class B	27,781	6,611,045
		23,713,283

	Shares	Value
Industrials - 12.1%
Capital One Financial Corp.	23,524	$3,456,381
CH Robinson Worldwide, Inc.	41,395	4,284,796
Global Payments, Inc.	34,347	3,812,861
JELD-WEN Holding, Inc.(a)	244,811	3,486,109
Robert Half, Inc.	59,502	3,728,990
		18,769,137
Technology - 14.6%
Avnet, Inc.	78,704	4,342,887
Cognizant Technology Solutions Corp. - Class A	46,993	3,654,646
Concentrix Corp.	58,326	4,387,865
Skyworks Solutions, Inc.	25,428	2,786,654
SS&C Technologies Holdings, Inc.	59,183	4,444,051
TE Connectivity, Ltd.	19,843	3,047,885
		22,663,988
Utilities - 2.1%
Edison International	37,573	3,269,978
TOTAL COMMON STOCKS (Cost $132,505,345)		153,743,347
SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(b)	1,595,029	1,595,029
TOTAL SHORT-TERM INVESTMENT (Cost $1,595,029)		1,595,029
TOTAL INVESTMENTS - 99.8% (Cost $134,100,374)		155,338,376
Other Assets in Excess of Liabilities - 0.2%		260,712
TOTAL NET ASSETS - 100.0%		$155,599,088

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft Auf Aktien
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Pzena Emerging Markets Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Brazil - 8.7%
Ambev S.A.	26,879,500	$61,285,422
Banco do Brasil S.A.	7,145,700	35,602,029
Natura & Co. Holding S.A.	13,158,500	31,752,518
Neoenergia S.A.	4,525,550	15,979,284
Vale S.A.	3,162,900	33,256,763
		177,876,016
China - 24.2%
Alibaba Group Holding, Ltd.	5,977,100	62,432,327
Baidu, Inc. - ADR(a)	134,228	11,358,373
Baidu, Inc. - Class A(a)	3,303,900	35,145,619
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	10,986,766	16,895,086
China Merchants Bank Co., Ltd. - H Shares	8,248,000	34,217,703
China Overseas Land & Investment, Ltd.	35,296,118	56,037,080
CIMC Enric Holdings, Ltd.	11,310,000	9,137,577
GF Securities Co., Ltd. - H Shares	15,409,400	12,350,759
Haier Smart Home Co., Ltd. - H Shares	14,265,400	43,997,393
Ping An Insurance Group Co. of China, Ltd. - A Shares	625,800	3,887,302
Ping An Insurance Group Co. of China, Ltd. - H Shares	5,518,500	26,467,965
Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	19,392,000	10,967,032
Tencent Holdings, Ltd.	916,000	44,873,169
Weichai Power Co., Ltd. - H Shares	31,964,000	48,943,312
Zhejiang Longsheng Group Co., Ltd. - A Shares	22,709,405	29,186,913
Zhongsheng Group Holdings, Ltd.	15,482,500	17,770,188
ZTO Express Cayman, Inc. - ADR	1,378,959	29,564,881
		493,232,679
Hong Kong - 7.0%
Galaxy Entertainment Group, Ltd.	8,107,000	31,397,497
Man Wah Holdings, Ltd.	26,254,245	15,588,647
Pacific Basin Shipping, Ltd.	113,252,066	31,225,723
WH Group, Ltd.(b)	69,136,700	50,359,903
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	13,470,933
		142,042,703
Hungary - 3.8%
MOL Hungarian Oil & Gas PLC	2,502,197	18,960,333
OTP Bank PLC	763,666	39,286,562
Richter Gedeon PLC	612,380	18,550,839
		76,797,734

	Shares	Value
India - 3.6%
Glenmark Pharmaceuticals, Ltd.	127,624	$2,635,145
HDFC Bank, Ltd.	1,913,210	37,339,773
Shriram Finance, Ltd.	594,336	22,708,016
UPL Ltd.	1,564,794	11,163,474
		73,846,408
Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk	134,961,500	44,972,612
Kazakhstan - 1.5%
Kaspi.KZ JSC - ADR	228,524	29,920,647
Peru - 2.0%
Credicorp, Ltd.	222,974	39,767,413
Republic of Korea - 12.6%
DB Insurance Co., Ltd.	381,345	33,114,511
Hankook Tire & Technology Co., Ltd.	1,279,271	41,561,823
Hyundai Mobis Co., Ltd.	235,812	38,394,363
KB Financial Group, Inc.	478,480	30,768,000
Samsung Electronics Co., Ltd.	1,030,401	57,310,921
Shinhan Financial Group Co., Ltd.	816,270	34,279,857
WONIK IPS Co., Ltd.(a)	808,951	20,680,224
		256,109,699
Romania - 0.5%
Banca Transilvania S.A.	1,633,288	10,429,681
Russia - 0.0%(c)
Sberbank of Russia PJSC - ADR(a)(d)	408,511	4,085
Singapore - 2.1%
Wilmar International, Ltd.	17,918,300	43,115,416
South Africa - 2.0%
Sasol, Ltd.	5,272,224	40,684,433
Taiwan - 9.3%
Compal Electronics, Inc.	8,441,161	8,760,442
Hon Hai Precision Industry Co., Ltd.	7,022,132	40,499,636
Nien Made Enterprise Co., Ltd.	1,787,000	26,254,767
Taiwan Semiconductor Manufacturing Co., Ltd.	2,765,000	81,592,998
United Integrated Services Co., Ltd.	2,977,000	32,059,284
		189,167,127
Thailand - 4.5%
Bangkok Bank Public Co., Ltd.	5,942,700	24,757,592
Bangkok Bank Public Co., Ltd. - NVDR	4,496,900	18,734,315
Indorama Ventures PCL - NVDR	33,708,600	17,031,085

The accompanying notes are an integral part of these financial statements.

2

Pzena Emerging Markets Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Thailand - (Continued)
SCB X PCL	10,060,900	$31,807,248
		92,330,240
Turkey - 0.8%
Akbank T.A.S.	9,975,402	17,068,735
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC	12,475,059	29,753,874
United Kingdom - 0.9%
Standard Chartered PLC	1,887,322	19,318,380
United States - 2.3%
Cognizant Technology Solutions Corp. - Class A	610,023	47,441,489
Vietnam - 1.9%
Vietnam Dairy Products JSC	13,118,900	38,981,392
TOTAL COMMON STOCKS (Cost $1,789,167,134)		1,862,860,763
PREFERRED STOCKS - 4.8%
Brazil - 4.8%
Cia Energetica de Minas Gerais, 13.59%	20,019,963	41,205,399
Itau Unibanco Holding S.A., 6.35%	4,903,243	31,780,883
Petroleo Brasileiro S.A., 12.42%	3,569,500	24,865,119
TOTAL PREFERRED STOCKS (Cost $79,949,292)		97,851,401
SHORT-TERM INVESTMENT - 3.7%
Money Market Fund - 3.7%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(e)	75,807,028	75,807,028
TOTAL SHORT-TERM INVESTMENT (Cost $75,807,028)		75,807,028
TOTAL INVESTMENTS - 99.9% (Cost $1,944,923,454)		2,036,519,192
Other Assets in Excess of Liabilities - 0.1%		2,510,562
TOTAL NET ASSETS - 100.0%		$2,039,029,754

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
JSC - Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PJSC - Private Joint Stock Company
PLC - Public Limited Company
S.A. - Société Anonyme
T.A.S. - Turk Anonim Şirketi
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $50,359,903 or 2.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of August 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Pzena Emerging Markets Value Fund
Portfolio Diversification
August 31, 2024 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Communication Services	$91,377,161	4.5%
Consumer Discretionary	290,867,938	14.3%
Consumer Staples	225,494,651	11.0%
Energy	18,960,333	0.9%
Financials	576,557,060	28.3%
Health Care	32,153,016	1.6%
Industrials	150,930,777	7.4%
Information Technology	256,285,710	12.6%
Materials	148,217,753	7.3%
Real Estate	56,037,080	2.7%
Utilities	15,979,284	0.8%
Total Common Stocks	1,862,860,763	91.4%
PREFERRED STOCKS
Energy	24,865,119	1.2%
Financials	31,780,883	1.6%
Utilities	41,205,399	2.0%
Total Preferred Stocks	97,851,401	4.8%
Short-Term Investment	75,807,028	3.7%
Total Investments	2,036,519,192	99.9%
Other Assets in Excess of Liabilities	2,510,562	0.1%
Total Net Assets	$2,039,029,754	100.0%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.
The accompanying notes are an integral part of these financial statements.

4

Pzena Small Cap Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Basic Materials - 6.4%
Koppers Holdings, Inc.	22,084	$874,085
Olin Corp.	39,854	1,740,424
Orion S.A.	62,891	1,172,917
		3,787,426
Consumer Discretionary - 19.2%
Adient PLC(a)	71,166	1,609,775
Advance Auto Parts, Inc.	24,340	1,102,845
Dana, Inc.	84,444	953,373
Gap, Inc.	19,262	432,047
Genesco, Inc.(a)	29,198	881,488
Hooker Furnishings Corp.	23,915	378,813
Interface, Inc.	70,280	1,326,886
Malibu Boats, Inc. - Class A(a)	38,065	1,384,424
Newell Brands, Inc.	86,731	614,923
PVH Corp.	9,671	954,431
Steelcase, Inc. - Class A	127,165	1,798,113
		11,437,118
Consumer Staples - 7.2%
Spectrum Brands Holdings, Inc.	19,151	1,806,323
Universal Corp.	27,831	1,511,223
USANA Health Sciences, Inc.(a)	24,251	989,926
		4,307,472
Energy - 5.0%
MRC Global, Inc.(a)	135,412	1,782,022
NOV, Inc.	65,808	1,169,408
		2,951,430
Financials - 22.0%
Associated Banc-Corp.	64,954	1,486,147
Axis Capital Holdings, Ltd.	16,612	1,326,966
CNO Financial Group, Inc.	67,750	2,365,830
Columbia Banking System, Inc.	60,372	1,520,167
Globe Life, Inc.	5,851	614,647
Old National Bancorp of Indiana	73,401	1,457,010
Synovus Financial Corp.	18,040	832,005
Univest Financial Corp.	33,930	965,648
Webster Financial Corp.	27,906	1,323,582
WSFS Financial Corp.	22,040	1,206,470
		13,098,472
Health Care - 2.6%
Phibro Animal Health Corp. - Class A	34,533	725,193
Varex Imaging Corp.(a)	67,798	846,119
		1,571,312
Industrials - 25.5%(b)
ABM Industries, Inc.	15,752	900,227
American Woodmark Corp.(a)	12,098	1,084,102
Axalta Coating Systems, Ltd.(a)	23,708	865,342
Belden, Inc.	8,117	870,792
Bread Financial Holdings, Inc.	22,175	1,289,920
Douglas Dynamics, Inc.	42,327	1,178,383

	Shares	Value
GMS, Inc.(a)	1,301	$112,914
JELD-WEN Holding, Inc.(a)	106,433	1,515,606
Korn Ferry	23,845	1,741,877
Masterbrand, Inc.(a)	50,470	809,539
Resideo Technologies, Inc.(a)	71,143	1,434,243
Shyft Group, Inc.	86,405	1,226,087
TriMas Corp.	60,995	1,555,982
TrueBlue, Inc.(a)	72,113	574,740
		15,159,754
Real Estate - 1.1%
Marcus & Millichap, Inc.	16,268	645,352
Technology - 6.5%
Avnet, Inc.	24,376	1,345,068
Concentrix Corp.	16,260	1,223,240
ScanSource, Inc.(a)	25,444	1,296,117
		3,864,425
TOTAL COMMON STOCKS (Cost $51,902,135)		56,822,761
REAL ESTATE INVESTMENT TRUST - 1.0%
Real Estate – 1.0%
DiamondRock Hospitality Co.	66,333	583,067
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $594,493)		583,067
SHORT-TERM INVESTMENT - 3.4%
Money Market Fund - 3.4%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(c)	2,029,894	2,029,894
TOTAL SHORT-TERM INVESTMENT (Cost $2,029,894)		2,029,894
TOTAL INVESTMENTS - 99.9% (Cost $54,526,522)		59,435,722
Other Assets in Excess of Liabilities - 0.1%		52,073
TOTAL NET ASSETS - 100.0%		$59,487,795

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
S.A. - Société Anonyme
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Pzena International Small Cap Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 2.5%
Elders Ltd.	125,417	$780,975
Austria - 2.3%
ams-OSRAM AG(a)	575,069	706,278
Canada - 4.9%
Linamar Corp.	11,814	554,035
Transcontinental, Inc. - Class A	77,823	969,575
		1,523,610
Denmark - 2.1%
Solar A/S - Class B	13,009	644,850
Finland - 2.3%
Nokian Renkaat Oyj	73,998	701,331
France - 2.9%
Rexel S.A.	35,690	901,077
Germany - 5.5%
Aurubis AG	10,412	786,094
Deutz AG	45,864	240,512
Duerr AG	30,897	674,532
		1,701,138
Hong Kong - 5.5%
Pacific Basin Shipping, Ltd.	1,345,929	371,098
VTech Holdings, Ltd.	101,000	656,685
Yue Yuen Industrial (Holdings), Ltd.	395,500	685,727
		1,713,510
Ireland - 11.1%
Bank of Ireland Group PLC	39,508	452,880
C&C Group PLC	430,216	882,535
Origin Enterprises PLC	324,511	1,180,171
Permanent TSB Group Holdings PLC(a)	527,907	933,677
		3,449,263
Israel - 1.6%
Ituran Location and Control, Ltd.	17,845	504,121
Italy - 5.6%
Anima Holding S.p.A.(b)	183,704	1,023,455
BPER Banca	129,490	724,279
		1,747,734
Japan - 19.0%
DIC Corp.	27,700	593,639
Fukuoka Financial Group, Inc.	21,200	555,704
Hokkoku Financial Holdings, Inc.	6,900	232,218
Kanto Denka Kogyo Co., Ltd.	115,100	771,585
KH Neochem Co., Ltd.	61,300	869,664
Open House Group Co., Ltd.	8,300	326,118
Sankyu, Inc.	18,900	616,038
Sawai Group Holdings Co. Ltd.	17,700	750,425

	Shares	Value
Teijin, Ltd.	74,700	$696,209
Zeon Corp.	57,000	468,469
		5,880,069
Netherlands - 3.8%
Flow Traders, Ltd.	14,165	273,389
Signify N.V.(b)	36,940	908,136
		1,181,525
Republic of Korea - 1.7%
WONIK IPS Co., Ltd.(a)	20,958	535,775
Spain - 4.5%
Cia de Distribucion Integral Logista Holdings S.A.	20,141	618,935
Unicaja Banco S.A.(b)	560,902	759,526
		1,378,461
United Kingdom - 20.0%
Balfour Beatty PLC	102,922	566,352
Direct Line Insurance Group PLC	185,862	464,265
Ferrexpo PLC(a)	236,110	142,328
Hays PLC	618,929	753,096
Ibstock PLC(b)	516,869	1,247,643
Pennon Group PLC	96,453	764,465
Sabre Insurance Group PLC(b)	411,083	841,126
Senior PLC	306,720	663,035
Travis Perkins PLC	46,229	550,663
Wizz Air Holdings PLC(a)(b)	11,774	206,274
		6,199,247
TOTAL COMMON STOCKS (Cost $27,391,170)		29,548,964
SHORT-TERM INVESTMENT - 4.4%
Money Market Fund - 4.4%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(c)	1,367,931	1,367,931
TOTAL SHORT-TERM INVESTMENT (Cost $1,367,931)		1,367,931
TOTAL INVESTMENTS - 99.7% (Cost $28,759,101)		30,916,895
Other Assets in Excess of Liabilities - 0.3%		92,350
TOTAL NET ASSETS - 100.0%		$31,009,245

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

Pzena International Small Cap Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)
AG - Aktiengesellschaft
A/S - Aksjeselskap
N.V. - Naamloze Vennootschap
Oyj - Julkinen osakeyhtiö
PLC - Public Limited Company
S.A. - Société Anonyme
S.p.A - Società per Azioni
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $4,986,160 or 16.1% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

Pzena International Small Cap Value Fund
Portfolio Diversification
August 31, 2024 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Consumer Discretionary	$2,267,210	7.3%
Consumer Staples	2,843,681	9.2%
Financials	6,260,519	20.2%
Health Care	750,425	2.4%
Industrials	7,714,598	24.9%
Information Technology	2,402,860	7.7%
Materials	6,545,206	21.1%
Utilities	764,465	2.5%
Total Common Stocks	29,548,964	95.3%
Short-Term Investment	1,367,931	4.4%
Total Investments	30,916,895	99.7%
Other Assets in Excess of Liabilities	92,350	0.3%
Total Net Assets	$31,009,245	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.
The accompanying notes are an integral part of these financial statements.

8

Pzena International Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Brazil - 1.8%
Ambev S.A.	415,600	$947,570
Ambev S.A. - ADR	13,543	30,743
Banco do Brasil S.A.	122,500	610,332
		1,588,645
Canada - 1.7%
Magna International, Inc.	26,252	1,103,338
Magna International, Inc.(c)	9,721	408,574
		1,511,912
China - 4.7%
Alibaba Group Holding, Ltd.	162,400	1,696,309
Alibaba Group Holding, Ltd. - ADR	563	46,920
China Merchants Bank Co., Ltd. - H Shares	103,000	427,306
China Overseas Land & Investment, Ltd.	368,500	585,041
Haier Smart Home Co., Ltd. - H Shares	266,600	822,249
Weichai Power Co., Ltd. - H Shares	415,000	635,449
		4,213,274
Denmark - 1.4%
Danske Bank A/S	39,976	1,247,602
Finland - 2.7%
Nokia Oyj	107,014	470,570
Nokia Oyj - ADR	426,021	1,900,054
		2,370,624
France - 13.1%
Accor S.A.	27,838	1,171,495
Amundi S.A.(a)	23,145	1,739,745
Cie Generale des Etablissements Michelin SCA	53,667	2,106,577
Rexel S.A.	72,737	1,836,415
Sanofi	22,762	2,546,305
Teleperformance SE	21,318	2,329,627
		11,730,164
Germany - 14.2%
BASF SE	42,139	2,135,713
Bayer AG	58,544	1,803,270
Continental AG	19,481	1,315,315
Covestro AG(a)(b)	22,401	1,371,818
Daimler Truck Holding AG	62,615	2,398,979
Evonik Industries AG	52,486	1,163,261
Fresenius Medical Care AG & Co. KGaA	33,577	1,293,864
Mercedes-Benz Group AG	16,499	1,136,957
Siemens AG	357	67,055
		12,686,232
Hong Kong - 1.1%
Galaxy Entertainment Group, Ltd.	256,000	991,459

	Shares	Value
Hungary - 0.5%
OTP Bank PLC	9,105	$468,404
Indonesia - 0.8%
Bank Rakyat Indonesia Persero Tbk	2,179,900	726,398
Ireland - 3.7%
Bank of Ireland Group PLC	164,265	1,882,969
Medtronic PLC	15,496	1,372,636
		3,255,605
Italy - 2.0%
Enel S.p.A.	238,917	1,812,774
Japan - 14.2%
Bridgestone Corp.	9,500	369,239
Fukuoka Financial Group, Inc.	24,000	629,099
Iida Group Holdings Co., Ltd.	25,000	384,688
Komatsu, Ltd.	54,400	1,509,313
Minebea Mitsumi, Inc.	60,100	1,257,582
MS&AD Insurance Group Holdings, Inc.	2,400	54,915
Olympus Corp.	63,300	1,151,559
Resona Holdings, Inc.	185,000	1,304,073
Sumitomo Mitsui Financial Group, Inc.	6,500	424,619
Suntory Beverage & Food, Ltd.	44,400	1,624,872
T&D Holdings, Inc.	18,000	301,477
Takeda Pharmaceutical Co., Ltd.	28,200	835,834
TDK Corp.	25,900	1,744,560
Toray Industries, Inc.	214,200	1,099,498
		12,691,328
Luxembourg - 2.0%
ArcelorMittal S.A.	77,270	1,808,220
Netherlands - 5.3%
ING Groep N.V.	111,878	2,027,445
Koninklijke Philips N.V.(b)	32,865	988,511
Randstad N.V.	34,841	1,677,252
		4,693,208
Norway - 1.9%
Equinor ASA	64,431	1,710,157
Republic of Korea - 0.6%
Shinhan Financial Group Co., Ltd.	8,620	362,003
Shinhan Financial Group Co., Ltd. - ADR	3,710	157,490
		519,493
Spain - 2.4%
CaixaBank S.A.	350,085	2,112,932
Switzerland - 6.5%
Julius Baer Group, Ltd.	27,047	1,575,315
Roche Holding AG	8,409	2,841,086

The accompanying notes are an integral part of these financial statements.

9

Pzena International Value Fund
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
UBS Group AG	46,041	$1,406,605
		5,823,006
Taiwan - 1.7%
Hon Hai Precision Industry Co., Ltd. - GDR	50,236	575,202
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	914,786
		1,489,988
United Kingdom - 14.9%
Aviva PLC - Class B(b)	9,490	62,890
Barclays PLC	401,950	1,205,681
HSBC Holdings PLC	191,169	1,673,833
J Sainsbury PLC	420,217	1,613,672
NatWest Group PLC	301,418	1,366,483
Reckitt Benckiser Group PLC	37,818	2,168,436
Shell PLC	47,059	1,670,070
Standard Chartered PLC	123,046	1,259,483
Tesco PLC	388,666	1,805,410
Travis Perkins PLC	40,169	478,479
		13,304,437
TOTAL COMMON STOCKS (Cost $76,311,810)		86,755,862
SHORT-TERM INVESTMENT - 2.5%
Money Market Fund - 2.5%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(d)	2,245,194	2,245,194
TOTAL SHORT-TERM INVESTMENT (Cost $2,245,194)		2,245,194
TOTAL INVESTMENTS - 99.7% (Cost $78,557,004)		89,001,056
Other Assets in Excess of Liabilities - 0.3%		242,972
TOTAL NET ASSETS - 100.0%		$89,244,028

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
A/S - Aksjeselskap
ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depository Receipt
KGaA - Kommanditgesellschaft Auf Aktien
N.V. - Naamloze Vennootschap
Oyj - Julkinen osakeyhtiö
PLC - Public Limited Company
S.A. - Société Anonyme
S.p.A - Società per Azioni
SCA - Société en Commandite par Actions
SE - Societas Europea
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $3,111,563 or 3.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	U.S. Traded Foreign Security.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Pzena International Value Fund
Portfolio Diversification
August 31, 2024 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Consumer Discretionary	$11,553,118	12.9%
Consumer Staples	8,190,703	9.2%
Energy	3,380,227	3.8%
Financials	23,027,101	25.8%
Health Care	12,833,064	14.4%
Industrials	12,190,150	13.7%
Information Technology	5,605,173	6.3%
Materials	7,578,511	8.5%
Real Estate	585,041	0.6%
Utilities	1,812,774	2.0%
Total Common Stocks	86,755,862	97.2%
Short-Term Investment	2,245,194	2.5%
Total Investments	89,901,056	99.7%
Other Assets in Excess of Liabilities	242,972	0.3%
Total Net Assets	$89,244,028	100.0%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Pzena Investment Management, LLC.
The accompanying notes are an integral part of these financial statements.

11

PZENA FUNDS
Statements of Assets and Liabilities
August 31, 2024 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
ASSETS:
Investments in securities, at value (cost $134,100,374, $1,944,923,454, and $54,526,522, respectively)	$155,338,376	$2,036,519,192	$59,435,722
Foreign currency, at value (cost $0, $2,937,727, and $0, respectively)	—	2,937,727	—
Receivables:
Fund shares sold	45,639	2,838,785	59,905
Dividends and interest	322,128	6,835,375	63,004
Dividend tax reclaim	41,294	23,759	—
Prepaid expenses	23,387	124,452	28,076
Total assets	155,770,824	2,049,279,290	59,586,707
LIABILITIES:
Payables:
Non-U.S. taxes (Note 10)	—	3,432,568	—
Fund shares redeemed	3,861	1,740,707	4,673
Securities purchased	—	3,120,048	—
Due to adviser (Note 4)	95,389	1,587,322	28,368
Audit fees	33,842	33,842	33,842
Administration fees	13,352	96,684	13,833
12b-1 distribution fees - Investor Class	7,855	47,310	2,783
Transfer agent fees and expenses	5,491	9,638	5,471
Shareholder reporting	3,192	28,419	3,690
Chief Compliance Officer fee	1,879	1,879	1,879
Custody fees	1,354	142,170	806
Legal fees	922	826	826
Trustee fees and expenses	337	337	471
Fund accounting fees	245	477	251
Shareholder servicing fees - Investor Class	111	2,333	—
Miscellaneous	3,906	4,976	2,019
Total liabilities	171,736	10,249,536	98,912
NET ASSETS	$155,599,088	$2,039,029,754	$59,487,795
NET ASSETS CONSIST OF:
Paid-in capital	$116,176,753	$1,799,296,621	$51,176,014
Total distributable earnings	39,422,335	239,733,133	8,311,781
Net assets	$155,599,088	$2,039,029,754	$59,487,795

The accompanying notes are an integral part of these financial statements.

12

PZENA FUNDS
Statements of Assets and Liabilities
August 31, 2024 (Unaudited)(Continued)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$7,605,620	$46,796,628	$4,802,228
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	494,615	3,614,692	312,329
Net asset value, offering and redemption price per share	$15.38	$12.95	$15.38
Institutional Class:
Net assets	$147,993,468	$1,992,233,126	$54,685,567
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	9,755,526	152,990,306	3,521,811
Net asset value, offering and redemption price per share	$15.17	$13.02	$15.53

The accompanying notes are an integral part of these financial statements.

13

PZENA FUNDS
Statements of Assets and Liabilities
August 31, 2024 (Unaudited)(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
ASSETS:
Investments in securities, at value (cost $28,759,101 and $78,557,004, respectively)	$30,916,895	$89,001,056
Foreign currency, at value (cost $4,334 and $74,657, respectively)	4,316	74,657
Receivables:
Fund shares sold	19,470	1,367
Dividends and interest	89,965	149,504
Dividend tax reclaim	34,631	158,023
Prepaid expenses	22,073	25,117
Total assets	31,087,350	89,409,724
LIABILITIES:
Payables:
Securities purchased	—	69,027
Due to adviser (Note 4)	9,572	30,520
Audit fees	33,842	33,842
Administration fees	14,099	13,966
12b-1 distribution fees - Investor Class	5,544	1,499
Transfer agent fees and expenses	4,754	4,718
Shareholder reporting	231	342
Chief Compliance Officer fee	1,879	1,879
Custody fees	2,763	3,543
Legal fees	922	922
Trustee fees and expenses	338	337
Fund accounting fees	2,241	505
Miscellaneous	1,920	4,596
Total liabilities	78,105	165,696
NET ASSETS	$31,009,245	$89,244,028
NET ASSETS CONSIST OF:
Paid-in capital	$26,529,818	$74,572,429
Total distributable earnings	4,479,427	14,671,599
Net assets	$31,009,245	$89,244,028

The accompanying notes are an integral part of these financial statements.

14

PZENA FUNDS
Statements of Assets and Liabilities
August 31, 2024 (Unaudited)(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class:
Net assets	$4,125,986	$1,203,908
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	335,912	107,256
Net asset value, offering and redemption price per share	$12.28	$11.22
Institutional Class:
Net assets	$26,883,259	$88,040,120
Shares outstanding [unlimited number of shares (par value $0.01) authorized]	2,179,709	7,826,785
Net asset value, offering and redemption price per share	$12.33	$11.25

The accompanying notes are an integral part of these financial statements.

15

Pzena Funds
Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)

	Pzena Mid Cap Value Fund	Pzena Emerging Markets Value Fund	Pzena Small Cap Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $43,484, $4,230,314, and $559, respectively)	$1,669,060	$61,602,001	$425,649
Interest income	69,439	1,619,744	33,934
Total investment income	1,738,499	63,221,745	459,583
EXPENSES:
Investment advisory fees (Note 4)	597,996	9,565,379	248,392
Administration fees (Note 4)	40,923	357,312	40,012
Federal and state registration fees	15,782	77,934	15,109
Transfer agent fees and expenses (Note 4)	15,485	53,804	15,392
Audit fees	11,343	11,343	11,343
12b-1 distribution fees - Investor Class (Note 5)	9,515	56,437	5,384
Trustee fees and expenses	8,274	8,274	8,144
Custody fees (Note 4)	6,499	570,084	3,390
Chief Compliance Officer fees (Note 4)	5,546	5,546	5,546
Legal fees	3,317	3,416	3,416
Shareholder servicing fees - Investor Class (Note 6)	3,286	21,062	1,009
Insurance expense	2,398	12,145	1,883
Reports to shareholders	2,257	63,058	5,410
Fund accounting fees (Note 4)	695	1,499	746
Interest expense (Note 9)	58	—	141
Other expenses	3,930	14,234	2,376
Total expenses before advisory fee waiver	727,304	10,821,527	367,693
Advisory fee waiver (Note 4)	(41,757)	(413,419)	(99,835)
Net expenses	685,547	10,408,108	267,858
NET INVESTMENT INCOME	1,052,952	52,813,637	191,725
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on transactions from:
Investments	10,641,599	87,221,811	3,041,152
Foreign currency	—	(1,201,315)	—
Non-U.S. taxes	—	(7,226,858)	—
Net change in unrealized appreciation/(depreciation) from:
Investments	(3,251,982)	2,885,783	(137,467)
Foreign currency	—	(404,260)	—
Deferred non-U.S. taxes	—	(3,432,568)	—
Net gain on investments and foreign currency	7,389,617	77,842,593	2,903,685
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,442,569	$ 130,656,230	$ 3,095,410

The accompanying notes are an integral part of these financial statements.

16

Pzena Funds
Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)(Continued)

	Pzena International Small Cap Value Fund	Pzena International Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $65,234 and $308,496, respectively)	$709,013	$2,472,254
Interest income	27,635	65,392
Total investment income	736,648	2,537,646
EXPENSES:
Investment advisory fees (Note 4)	146,835	272,787
Administration fees (Note 4)	40,351	40,907
Federal and state registration fees	15,823	28,878
Transfer agent fees and expenses (Note 4)	14,052	13,683
Audit fees	11,343	11,343
12b-1 distribution fees - Investor Class (Note 5)	4,905	1,439
Trustee fees and expenses	8,274	8,274
Custody fees (Note 4)	10,029	17,656
Chief Compliance Officer fees (Note 4)	5,546	5,546
Legal fees	3,317	3,317
Shareholder servicing fees - Investor Class (Note 6)	506	—
Insurance expense	1,601	1,890
Reports to shareholders	1,943	1,806
Fund accounting fees (Note 4)	1,145	1,638
Other expenses	4,962	3,701
Total expenses before advisory fee waiver and expense reimbursement	270,632	412,865
Advisory fee waiver and expense reimbursement (Note 4)	(93,425)	(100,880)
Net expenses	177,207	311,985
NET INVESTMENT INCOME	559,441	2,225,661
REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on transactions from:
Investments	1,165,106	2,043,816
Foreign currency	(1,403)	(2,652)
Net change in unrealized appreication/(depreciation) from:
Investments	1,449,554	6,839,817
Foreign currency	3,435	8,866
Net gain on investments and foreign currency	2,616,692	8,889,847
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,176,133	$11,115,508

The accompanying notes are an integral part of these financial statements.

17

Pzena Mid Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,052,952	$1,905,047
Net realized gain from:
Investments	10,641,599	15,791,329
Change in unrealized appreciation/(depreciation) on:
Investments	(3,251,982)	(2,269,029)
Net increase in net assets resulting from operations	8,442,569	15,427,347
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(614,598)
Net dividends and distributions to shareholders - Institutional Class	—	(12,072,330)
Net decrease in net assets resulting from distributions paid	—	(12,686,928)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	499,647	1,354,953
Proceeds from shares subscribed - Institutional Class	3,555,568	16,401,396
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	561,459
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	6,725,059
Payments for shares redeemed - Investor Class	(948,032)	(1,076,830)
Payments for shares redeemed - Institutional Class	(2,976,651)	(14,572,152)
Net increase in net assets derived from capital share transactions	130,532	9,393,885
TOTAL INCREASE IN NET ASSETS	8,573,101	12,134,304
NET ASSETS:
Beginning of period	147,025,987	134,891,683
End of period	$155,599,088	$147,025,987
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	33,821	96,499
Shares sold - Institutional Class	241,572	1,189,290
Shares issued in reinvestments of dividends and distributions - Investor Class	—	39,017
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	474,933
Shares redeemed - Investor Class	(64,259)	(77,468)
Shares redeemed - Institutional Class	(204,992)	(1,058,989)
Net increase in shares outstanding	6,142	663,282

The accompanying notes are an integral part of these financial statements.

18

Pzena Emerging Markets Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$52,813,637	$33,675,646
Net realized gain/(loss) from:
Investments	87,221,811	91,777,958
Foreign currency	(1,201,315)	(1,182,556)
Non-U.S. taxes	(7,226,858)	(1,504,213)
Change in unrealized appreciation/(depreciation) on:
Investments	2,885,783	67,360,609
Foreign currency	(404,260)	41,744
Deferred non-U.S. taxes	(3,432,568)	(2,614,934)
Net increase in net assets resulting from operations	130,656,230	187,554,254
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(2,438,970)
Net dividends and distributions to shareholders - Institutional Class	—	(77,933,647)
Net decrease in net assets resulting from distributions paid	—	(80,372,617)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	9,125,618	18,454,492
Proceeds from shares subscribed - Institutional Class	465,031,228	794,909,952
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	2,389,161
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	52,784,955
Payments for shares redeemed - Investor Class	(7,624,447)	(19,124,629)
Payments for shares redeemed - Institutional Class	(180,227,175)	(385,435,996)
Net increase in net assets derived from capital share transactions	286,305,224	463,977,935
TOTAL INCREASE IN NET ASSETS	416,961,454	571,159,572
NET ASSETS:
Beginning of period	1,622,068,300	1,050,908,728
End of period	$2,039,029,754	$1,622,068,300
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	716,743	1,544,545
Shares sold - Institutional Class	36,722,628	66,111,152
Shares issued in reinvestments of dividends and distributions - Investor Class	—	202,129
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	4,450,671
Shares redeemed - Investor Class	(601,928)	(1,592,665)
Shares redeemed - Institutional Class	(14,065,193)	(32,096,738)
Net increase in shares outstanding	22,772,250	38,619,094

The accompanying notes are an integral part of these financial statements.

19

Pzena Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$191,725	$550,868
Net realized gain on investments	3,041,152	419,334
Change in unrealized appreciation/(depreciation) on:	(137,467)	(440,245)
Net increase in net assets resulting from operations	3,095,410	529,957
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(20,383)
Net dividends and distributions to shareholders - Institutional Class	—	(218,009)
Net decrease in net assets resulting from distributions paid	—	(238,392)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	539,763	703,790
Proceeds from shares subscribed - Institutional Class	14,149,209	19,322,940
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	20,383
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	190,864
Payments for shares redeemed - Investor Class	(183,545)	(1,164,150)
Payments for shares redeemed - Institutional Class	(7,959,016)	(65,465,173)
Net increase/(decrease) in net assets derived from capital share transactions	6,546,411	(46,391,346)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	9,641,821	(46,099,781)
NET ASSETS:
Beginning of period	49,845,974	95,945,755
End of period	$59,487,795	$49,845,974
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	36,255	51,124
Shares sold - Institutional Class	944,606	1,513,153
Shares issued in reinvestments of dividends and distributions - Investor Class	—	1,397
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	12,984
Shares redeemed - Investor Class	(12,719)	(84,073)
Shares redeemed - Institutional Class	(531,860)	(5,494,761)
Net increase/(decrease) in shares outstanding	436,282	(4,000,176)

The accompanying notes are an integral part of these financial statements.

20

Pzena International Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$559,441	$448,499
Net realized gain/(loss) from:
Investments	1,165,106	1,368,772
Foreign currency	(1,403)	(18,882)
Change in unrealized appreciation/(depreciation) on:
Investments	1,449,554	(5,079)
Foreign currency	3,435	1,084
Net increase in net assets resulting from operations	3,176,133	1,794,394
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(143,599)
Net dividends and distributions to shareholders - Institutional Class	—	(947,546)
Net decrease in net assets resulting from distributions paid	—	(1,091,145)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	412,058	2,617,090
Proceeds from shares subscribed - Institutional Class	1,484,409	5,321,085
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	103,688
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	940,794
Payments for shares redeemed - Investor Class	(155,496)	(921,633)
Payments for shares redeemed - Institutional Class	(114,606)	(570,407)
Net increase in net assets derived from capital share transactions	1,626,365	7,490,617
TOTAL INCREASE IN NET ASSETS	4,802,498	8,193,866
NET ASSETS:
Beginning of period	26,206,747	18,012,881
End of period	$31,009,245	$26,206,747
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	35,648	239,760
Shares sold - Institutional Class	124,110	489,123
Shares issued in reinvestments of dividends and distributions - Investor Class	—	9,443
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	85,527
Shares redeemed - Investor Class	(13,397)	(85,190)
Shares redeemed - Institutional Class	(9,477)	(53,070)
Net increase in shares outstanding	136,884	685,593

The accompanying notes are an integral part of these financial statements.

21

Pzena International Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,225,661	$1,360,627
Net realized gain/(loss) from:
Investments	2,043,816	752,574
Foreign currency	(2,652)	(17,137)
Change in unrealized appreciation/(depreciation) on:
Investments	6,839,817	1,064,564
Foreign Currency	8,866	1,044
Net increase in net assets resulting from operations	11,115,508	3,161,672
DISTRIBUTIONS:
Net dividends and distributions to shareholders - Investor Class	—	(18,723)
Net dividends and distributions to shareholders - Institutional Class	—	(1,370,945)
Net decrease in net assets resulting from distributions paid	—	(1,389,668)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed - Investor Class	2,500	80,000
Proceeds from shares subscribed - Institutional Class	2,360,831	32,669,745
Net asset value of shares issued to shareholders in payment of distributions declared - Investor Class	—	18,724
Net asset value of shares issued to shareholders in payment of distributions declared - Institutional Class	—	675,740
Payments for shares redeemed - Investor Class	(52,197)	—
Payments for shares redeemed - Institutional Class	(426,725)	(2,365,199)
Net increase in net assets derived from capital share transactions	1,884,409	31,079,010
TOTAL INCREASE IN NET ASSETS	12,999,917	32,851,014
NET ASSETS:
Beginning of period	76,244,111	43,393,097
End of period	$89,244,028	$76,244,111
CHANGES IN SHARES OUTSTANDING:
Shares sold - Investor Class	248	7,991
Shares sold - Institutional Class	224,638	3,350,080
Shares issued in reinvestments of dividends and distributions - Investor Class	—	1,884
Shares issued in reinvestments of dividends and distributions - Institutional Class	—	67,914
Shares redeemed - Investor Class	(5,073)	—
Shares redeemed - Institutional Class	(40,610)	(248,463)
Net increase in shares outstanding	179,203	3,179,406

The accompanying notes are an integral part of these financial statements.

22

Pzena Mid Cap Value Fund - Investor Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$ 14.56	$ 14.28	$ 16.12	$15.05	$ 10.86	$11.59
Income from investment operations:
Net investment income(1)	0.08	0.15	0.17	0.12	0.16	0.12
Net realized and unrealized gain/(loss) on investments	0.74	1.40	(0.01)	2.44	4.32	(0.74)
Total from investment operations	0.82	1.55	0.16	2.56	4.48	(0.62)
Less distributions:
Dividends from net investment income	—	(0.15)	(0.15)	(0.24)	(0.05)	(0.06)
Dividends from net realized gain on investments	—	(1.12)	(1.85)	(1.25)	(0.24)	(0.05)
Total distributions	—	(1.27)	(2.00)	(1.49)	(0.29)	(0.11)
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$ 15.38	$ 14.56	$ 14.28	$16.12	$ 15.05	$10.86
TOTAL RETURN	5.63%(3)	11.37%	1.96%	17.52%	41.53%	−5.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 7,606	$ 7,645	$ 6,667	$ 11,934	$ 8,972	$3,387
Ratio of expenses to average net assets:
Before fee waivers	1.30%(4)	1.33%	1.32%	1.31%	1.40%	1.56%
After fee waivers	1.24%(4)	1.24%	1.24%	1.24%	1.24%	1.23%
Ratio of net investment income to average net assets:
Before fee waivers	1.03%(4)	1.03%	1.07%	0.63%	1.33%	0.69%
After fee waivers	1.09%(4)	1.12%	1.15%	0.70%	1.49%	1.02%
Portfolio turnover rate(5)	19%(3)	39%	35%	22%	45%	32%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

23

Pzena Mid Cap Value Fund - Institutional Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.34	$14.07	$15.92	$14.87	$10.72	$11.44
Income from investment operations:
Net investment income(1)	0.10	0.20	0.22	0.17	0.20	0.16
Net realized and unrealized gain/(loss) on investments	0.73	1.38	—	2.42	4.27	(0.73)
Total from investment operations	0.83	1.58	0.22	2.59	4.47	(0.57)
Less distributions:
Dividends from net investment income	—	(0.19)	(0.22)	(0.29)	(0.08)	(0.10)
Dividends from net realized gain on investments	—	(1.12)	(1.85)	(1.25)	(0.24)	(0.05)
Total distributions	—	(1.31)	(2.07)	(1.54)	(0.32)	(0.15)
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$15.17	$14.34	$14.07	$15.92	$14.87	$10.72
TOTAL RETURN	5.79%(3)	11.37%	2.37%	17.99%	42.06%	−5.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 147,993	$ 139,381	$ 128,225	$ 123,926	$ 108,895	$ 51,867
Ratio of expenses to average net assets:
Before fee waivers	0.96%(4)	0.99%	0.98%	0.97%	1.06%	1.23%
After fee waivers	0.90%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	1.37%(4)	1.37%	1.42%	0.97%	1.67%	1.02%
After fee waivers	1.43%(4)	1.46%	1.50%	1.04%	1.83%	1.35%
Portfolio turnover rate(5)	19%(3)	39%	35%	22%	45%	32%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

24

Pzena Emerging Markets Value Fund - Investor Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.07	$11.00	$11.59	$11.84	$8.96	$10.56
Income from investment operations:
Net investment income(1)	0.33	0.27	0.29	0.20	0.14	0.16
Net realized and unrealized gain/(loss) on investments	0.55	1.47	(0.69)	(0.16)	2.86	(1.37)
Total from investment operations	0.88	1.74	(0.40)	0.04	3.00	(1.21)
Less distributions:
Dividends from net investment income	—	(0.38)	(0.16)	(0.21)	(0.09)	(0.14)
Dividends from net realized gain on investments	—	(0.29)	(0.03)	(0.08)	(0.03)	(0.25)
Total distributions	—	(0.67)	(0.19)	(0.29)	(0.12)	(0.39)
Redemption fees retained	—	—	—	—	0.00(1)(2)	0.00(1)(2)
Net asset value, end of period	$12.95	$12.07	$11.00	$11.59	$11.84	$8.96
TOTAL RETURN	7.29%(3)	15.92%	−3.39%	0.31%	33.63%	−11.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 46,797	$ 42,250	$ 36,800	$ 22,332	$ 17,996	$10,563
Ratio of expenses to average net assets:
Before fee waivers	1.47%(4)	1.50%	1.50%	1.50%	1.56%	1.58%
After fee waivers	1.43%(4)	1.43%	1.43%	1.43%	1.43%	1.56%
Ratio of net investment income to average net assets:
Before fee waivers	5.14%(4)	2.20%	2.61%	1.57%	1.32%	1.55%
After fee waivers	5.18%(4)	2.27%	2.68%	1.64%	1.45%	1.57%
Portfolio turnover rate(5)	11%(3)	38%	15%	10%	43%	18%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

25

Pzena Emerging Markets Value Fund - Institutional Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.12	$11.04	$11.63	$11.87	$8.98	$10.57
Income from investment operations:
Net investment income(1)	0.36	0.31	0.33	0.24	0.17	0.20
Net realized and unrealized gain/(loss) on investments	0.54	1.48	(0.70)	(0.15)	2.86	(1.37)
Total from investment operations	0.90	1.79	(0.37)	0.09	3.03	(1.17)
Less distributions:
Dividends from net investment income	—	(0.42)	(0.19)	(0.25)	(0.11)	(0.17)
Dividends from net realized gain on investments	—	(0.29)	(0.03)	(0.08)	(0.03)	(0.25)
Total distributions	—	(0.71)	(0.22)	(0.33)	(0.14)	(0.42)
Redemption fees retained	—	—	—	—	0.00(1)(2)	0.00(1)(2)
Net asset value, end of period	$13.02	$12.12	$11.04	$11.63	$11.87	$8.98
TOTAL RETURN	7.43%(3)	16.32%	−3.11%	0.74%	33.96%	−11.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 1,992,233	$ 1,579,818	$ 1,014,109	$ 537,475	$ 403,412	$ 299,920
Ratio of expenses to average net assets:
Before fee waivers	1.12%(4)	1.15%	1.15%	1.15%	1.21%	1.23%
After fee waivers	1.08%(4)	1.08%	1.08%	1.08%	1.08%	1.21%
Ratio of net investment income to average net assets:
Before fee waivers	5.49%(4)	2.55%	2.96%	1.92%	1.67%	1.90%
After fee waivers	5.53%(4)	2.62%	3.03%	1.99%	1.80%	1.92%
Portfolio turnover rate(5)	11%(3)	38%	15%	10%	43%	18%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

26

Pzena Small Cap Value Fund - Investor Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.56	$ 12.90	$ 14.20	$ 13.07	$9.57	$10.90
Income from investment operations:
Net investment income(1)	0.03	0.10	0.06	0.01	0.11	0.06
Net realized and unrealized gain/(loss) on investments	0.79	1.63	0.66	1.31	3.55	(1.39)
Total from investment operations	0.82	1.73	0.72	1.32	3.66	(1.33)
Less distributions:
Dividends from net investment income	—	(0.02)	(0.08)	(0.09)	—	—
Dividends from net realized gain on investments	—	(0.05)	(1.94)	(0.10)	(0.16)	—
Total distributions	—	(0.07)	(2.02)	(0.19)	(0.16)	—
Redemption fees retained	—	—	—	—	—	0.00(1)(2)
Net asset value, end of period	$15.38	$ 14.56	$ 12.90	$ 14.20	$ 13.07	$9.57
Total return	5.63% (3)	13.38%	6.34%	10.04%	38.46%	−12.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$4,802	$ 4,204	$ 4,132	$ 3,663	$ 2,409	$1,310
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.68% (4)	1.77%	1.49%	1.48%	1.69%	2.09%
After fee waivers and expense reimbursement	1.30% (4)	1.31%	1.34%	1.41%	1.38%	1.42%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.08% (4)	0.29%	0.31%	0.00%	0.90%	(0.13)%
After fee waivers and expense reimbursement	0.46% (4)	0.75%	0.46%	0.07%	1.21%	0.54%
Portfolio turnover rate(5)	16% (3)	25%	28%	10%	26%	38%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

27

Pzena Small Cap Value Fund - Institutional Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.68	$12.97	$14.28	$13.14	$9.60	$10.99
Income from investment operations:
Net investment income(1)	0.06	0.13	0.10	0.05	0.14	0.09
Net realized and unrealized gain/(loss) on investments	0.79	1.65	0.65	1.31	3.57	(1.40)
Total from investment operations	0.85	1.78	0.75	1.36	3.71	(1.31)
Less distributions:
Dividends from net investment income	—	(0.02)	(0.12)	(0.12)	(0.01)	(0.08)
Dividends from net realized gain on investments	—	(0.05)	(1.94)	(0.10)	(0.16)	—
Total distributions	—	(0.07)	(2.06)	(0.22)	(0.17)	(0.08)
Redemption fees retained	—	—	—	—	0.00(1)(2)	0.00(1)(2)
Net asset value, end of period	$15.53	$14.68	$12.97	$14.28	$13.14	$9.60
Total return	5.79% (3)	13.74%	6.50%	10.36%	38.87%	−12.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 54,686	$ 45,642	$ 91,814	$ 118,998	$ 70,012	$30,593
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.38% (4)	1.46%	1.18%	1.17%	1.41%	1.77%
After fee waivers and expense reimbursement	1.00% (4)	1.00%	1.03%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets:
Before fee waivers and expense reimbursement	0.38% (4)	0.60%	0.62%	0.31%	1.18%	0.19%
After fee waivers and expense reimbursement	0.76% (4)	1.06%	0.77%	0.38%	1.49%	0.86%
Portfolio turnover rate(5)	16% (3)	25%	28%	10%	26%	38%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

28

Pzena International Small Cap Value Fund - Investor Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.99	$ 10.62	$ 10.05	$9.48	$7.48	$9.07
Income from investment operations:
Net investment income(1)	0.21	0.19	0.18	0.05	0.09	0.18
Net realized and unrealized gain/(loss) on investments	1.08	0.65	0.83	0.61	2.01	(1.59)
Total from investment operations	1.29	0.84	1.01	0.66	2.10	(1.41)
Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.07)	(0.09)	(0.18)
Dividends from net realized gain on investments	—	(0.30)	(0.28)	(0.02)	(0.01)	(0.00) (2)
Total distributions	—	(0.47)	(0.44)	(0.09)	(0.10)	(0.18)
Net asset value, end of period	$12.28	$ 10.99	$ 10.62	$ 10.05	$9.48	$7.48
Total return	11.74%(3)	7.87%	10.51%	6.93%	28.19%	−15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$4,126	$ 3,448	$ 1,589	$ 1,538	$ 1,254	$819
Ratio of expenses to average net assets:
Before expense reimbursement	2.08%(4)	2.38%	2.79%	3.16%	8.18%	13.43%
After expense reimbursement	1.44%(4)	1.46%	1.45%	1.45%	1.42%	1.42%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	2.94%(4)	0.83%	0.53%	(1.25)%	(5.56)%	(9.91)%
After expense reimbursement	3.58%(4)	1.75%	1.87%	0.46%	1.20%	2.10%
Portfolio turnover rate(5)	16%(3)	43%	26%	22%	32%	18%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

29

Pzena International Small Cap Value Fund - Institutional Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.02	$10.64	$10.07	$9.49	$7.49	$9.07
Income from investment operations:
Net investment income(1)	0.23	0.22	0.20	0.08	0.10	0.20
Net realized and unrealized gain/(loss) on investments	1.08	0.65	0.83	0.61	2.01	(1.59)
Total from investment operations	1.31	0.87	1.03	0.69	2.11	(1.39)
Less distributions:
Dividends from net investment income	—	(0.19)	(0.18)	(0.09)	(0.10)	(0.19)
Dividends from net realized gain on investments	—	(0.30)	(0.28)	(0.02)	(0.01)	(0.00) (2)
Total distributions	—	(0.49)	(0.46)	(0.11)	(0.11)	(0.19)
Net asset value, end of period	$12.33	$11.02	$10.64	$10.07	$9.49	$7.49
Total return	11.89% (3)	8.18%	10.73%	7.32%	28.40%	−15.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$26,883	$ 22,759	$ 16,424	$ 13,919	$ 2,107	$1,424
Ratio of expenses to average net assets:
Before expense reimbursement	1.81% (4)	2.09%	2.51%	2.88%	7.93%	13.18%
After expense reimbursement	1.17% (4)	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	3.21% (4)	1.12%	0.81%	(0.97)%	(5.31)%	(9.66)%
After expense reimbursement	3.85% (4)	2.04%	2.15%	0.74%	1.45%	2.35%
Portfolio turnover rate(5)	16% (3)	43%	26%	22%	32%	18%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

30

Pzena International Value Fund - Investor Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	For the Period June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$9.82	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.27	0.21	0.21	0.03
Net realized and unrealized gain/(loss) on investments	1.13	0.30	(0.19)	(0.37)
Total from investment operations	1.40	0.51	0.02	(0.34)
Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)	(0.04)
Dividends from net realized gain on investments	—	—	(0.00)(3)	—
Total distributions	—	(0.17)	(0.16)	(0.04)
Net asset value, end of period	$11.22	$9.82	$9.48	$9.62
Total return	14.26%(4)	5.41%	0.33%	−3.43%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 1,204	$ 1,101	$969	$966
Ratio of expenses to average net assets:
Before expense reimbursement	1.23%(5)	1.36%	1.73%	2.83%(5)
After expense reimbursement	0.99%(5)	0.99%	0.99%	0.99%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	4.82%(5)	1.83%	1.69%	(1.34)%(5)
After expense reimbursement	5.06%(5)	2.20%	2.43%	0.50%(5)
Portfolio turnover rate(6)	12%(4)	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

31

Pzena International Value Fund - Institutional Class
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	For the Period June 28, 2021(1) through February 28, 2022
PER SHARE DATA:
Net asset value, beginning of period	$9.83	$9.48	$9.62	$10.00
Income from investment operations:
Net investment income(2)	0.28	0.24	0.23	0.05
Net realized and unrealizedgain/(loss) on investments	1.14	0.31	(0.19)	(0.38)
Total from investment operations	1.42	0.55	0.04	(0.33)
Less distributions:
Dividends from net investment income	—	(0.20)	(0.18)	(0.05)
Dividends from net realized gain on investments	—	—	(0.00) (3)	—
Total distributions	—	(0.20)	(0.18)	(0.05)
Net asset value, end of period	$11.25	$9.83	$9.48	$9.62
Total return	14.45% (4)	5.75%	0.53%	−3.29%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$88,040	$ 75,143	$ 42,424	$ 23,612
Ratio of expenses to average net assets:
Before expense reimbursement	0.98% (5)	1.11%	1.48%	2.58%(5)
After expense reimbursement	0.74% (5)	0.74%	0.74%	0.74%(5)
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	5.07% (5)	2.08%	1.94%	(1.09)%(5)
After expense reimbursement	5.31% (5)	2.45%	2.68%	0.75%(5)
Portfolio turnover rate(6)	12% (4)	16%	19%	4%(4)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

32

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Pzena Mid Cap Value Fund (the “Mid Cap Value Fund”), Pzena Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Pzena Small Cap Value Fund (the “Small Cap Value Fund”), Pzena International Small Cap Value Fund (the “International Small Cap Value Fund”), and Pzena International Value Fund (the “International Value Fund”) (collectively, the “Funds”), are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The primary investment objective for each Fund is to achieve long-term capital appreciation. Currently, each Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective distribution and shareholder servicing expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
The Mid Cap Value Fund and Emerging Markets Value Fund commenced operations on March 31, 2014. The Small Cap Value Fund commenced operations on April 27, 2016, the International Small Cap Value Fund commenced operations on July 2, 2018, and the International Value Fund commenced operations on June 28, 2021.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Security Transactions, Income and Distributions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

33

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
REITs – The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as August 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

34

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis:
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Participatory Notes – Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees (“Board”) as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Board.
Accounting Pronouncements – The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pzena Investment Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

35

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2024:
Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$153,743,347	$ —	$ —	$153,743,347
Short-Term Investment	1,595,029	—	—	1,595,029
Total Investments	$155,338,376	$—	$—	$155,338,376

Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,862,856,678	$ —	$ 4,085	$1,862,860,763
Preferred Stocks	97,851,401	—	—	97,851,401
Short-Term Investment	75,807,028	—	—	75,807,028
Total Investments	$2,036,515,107	$—	$4,085	$2,036,519,192

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,822,761	$ —	$ —	$56,822,761
Real Estate Investment Trust	583,067	—	—	583,067
Short-Term Investment	2,029,894	—	—	2,029,894
Total Investments	$59,435,722	$—	$—	$59,435,722

International Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,548,964	$ —	$ —	$29,548,964
Short-Term Investment	1,367,931	—	—	1,367,931
Total Investments	$30,916,895	$—	$—	$30,916,895

International Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$86,755,862	$ —	$ —	$86,755,862
Short-Term Investment	2,245,194	—	—	2,245,194
Total Investments	$89,001,056	$—	$—	$89,001,056

Refer to the Funds’ schedule of investments for a detailed break-out of securities.
Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure

Common Stocks
Balance as of February 29, 2024	$4,085
Balance as of August 31, 2024	$4,085
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at August 31, 2024	$—

36

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
The Level 3 investments as of August 31, 2024 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended August 31, 2024, the Funds did not enter into derivatives transactions.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments of the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to each Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly management fee, based upon the average daily net assets of the Funds at the annual rates of:

Mid Cap Value Fund	0.80%
Emerging Markets Value Fund	1.00%
Small Cap Value Fund	0.95%
International Small Cap Value Fund	1.00%
International Value Fund	0.65%

For the six months ended August 31, 2024, the Funds incurred the following in advisory fees:

Advisory Fees
Mid Cap Value Fund	$597,996
Emerging Markets Value Fund	9,565,379
Small Cap Value Fund	248,392
International Small Cap Value Fund	146,835
International Value Fund	272,787

37

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Funds to ensure that the net annual operating expenses (excluding acquired fund fees, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
0.90%	1.08%	1.00%	1.17%	0.74%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended August 31, 2024, the Adviser reduced its fees and reduced other operating expenses in the amount of $41,757 for the Mid Cap Value Fund, $413,419 for the Emerging Markets Value Fund, $99,835 for the Small Cap Value Fund, $93,425 for the International Small Cap Value Fund, and $100,880 for the International Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	February 28,
	2025	2026	2027	August 31, 2027	Total
Mid Cap Value Fund	$39,185	$98,328	$116,009	$41,757	$295,279
Emerging Markets Value Fund	189,376	485,364	858,787	413,419	1,946,946
Small Cap Value Fund	31,774	159,587	243,889	99,835	535,085
International Small Cap Value Fund	125,249	195,567	205,550	93,425	619,791
International Value Fund	107,357	235,358	207,618	100,880	651,213

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended August 31, 2024 are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12b-1 DISTRIBUTION FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended August 31, 2024, the 12b-1 distribution fees incurred under the Plan by each of the Fund’s Investor Class shares are disclosed in the statements of operations.

38

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
NOTE 6 – SHAREHOLDER SERVICING FEES
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Investor Class shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of each Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended August 31, 2024, the shareholder servicing fees incurred under the Agreement by each of the Fund’s Investor Class shares are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended August 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Mid Cap Value Fund	$29,423,247	$28,598,148
Emerging Markets Value Fund	565,394,373	197,772,483
Small Cap Value Fund	14,048,562	8,226,468
International Small Cap Value Fund	6,655,940	4,593,075
International Value Fund	13,864,023	9,318,780

There were no purchases or sales of long-term U.S. Government securities.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of August 31, 2024:

Fund	Shareholder	Percent of Shares Held
Mid Cap Value Fund	Mac & Co.	47%
Emerging Markets Value Fund	National Financial Services, LLC	26%
Small Cap Value Fund	National Financial Services, LLC	45%
	Charles Schwab	29%
International Small Cap Value Fund	J.P. Morgan Securities, LLC	36%
	ValueQuest Partners, LLC	25%
International Value Fund	J.P. Morgan Securities, LLC	36%
	Legacy Trust Co.	26%

NOTE 9 – LINE OF CREDIT
The Funds have a secured line of credit in the amount of $100,000,000 or 10% of the market value or 33% of the fair value of the unencumbered assets of each Fund. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended August 31, 2024, the Emerging Markets Value Fund, International Small Cap Value Fund, and the International Value Fund did not draw upon the line of credit. During the six months ended August 31, 2024, the Mid Cap Value Fund had an average daily outstanding balance of $1,337, a

39

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
weighted average interest rate of 8.50%, incurred interest expense of $58 and had a maximum amount outstanding of $82,000. The Small Cap Value Fund had an average daily outstanding balance of $3,245, a weighted average interest rate of 8.50%, incurred interest expense of $141 and had a maximum amount outstanding of $153,000. At August 31, 2024, the Funds had no outstanding loan amounts.
NOTE 10 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of February 29, 2024, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mid Cap Value Fund	Emerging Markets Value Fund	Small Cap Value Fund	International Small Cap Value Fund	International Value Fund
Cost of investments(a)	$122,076,019	$1,499,921,193	$45,023,384	$25,481,981	$72,736,263
Gross unrealized appreciation	29,671,103	216,707,036	8,524,954	2,924,761	8,440,548
Gross unrealized depreciation	(6,216,442)	(148,562,126)	(3,894,353)	(2,216,421)	(4,945,257)
Net unrealized appreciation(a)	23,454,661	68,144,910	4,630,601	708,340	3,495,291
Net unrealized appreciation/ (depreciation) on foreign currency	(6)	(69,020)	—	(801)	397
Undistributed ordinary income	825,393	15,402,097	585,770	296,791	74,091
Undistributed long-term capital gains	6,699,718	25,598,916	—	298,964	—
Total distributable earnings	7,525,111	41,001,013	585,770	595,755	74,091
Other accumulated gain/loss	—	—	—	—	(13,688)
Total accumulated earnings	$30,979,766	$109,076,903	$5,216,371	$1,303,294	$3,556,091

(a)
The difference between the book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to the tax deferral of losses on wash sales adjustments and passive foreign investment companies.

At February 29, 2024, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Pzena International Value Fund	$ —	$ 13,688	$13,688	No Expiration

At February 29, 2024, the Funds had no post-October losses.
The tax character of distributions paid during the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Mid Cap Value Fund
Ordinary income	$ —	$2,312,121
Long-term capital gains	—	10,374,807
Emerging Markets Value Fund
Ordinary income	$—	$59,979,575
Long-term capital gains	—	20,393,042
Small Cap Value Fund
Ordinary income	$—	$238,392
Long-term capital gains	—	—

40

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
International Small Cap Value Fund
Ordinary income	$ —	$420,663
Long-term capital gains	—	670,482
International Value Fund
Ordinary income	$—	$1,389,668

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to all Funds, unless specifically noted.
•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds’ share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Funds’ portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other

41

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Management Risk. Each Fund is an actively managed investment portfolio and each Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that its decisions will produce the desired results.

•
Mid Cap Company Risk (Mid Cap Value Fund). A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Small Cap Company Risk (Small Cap Value Fund and International Small Cap Value Fund). Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Value Style Investing Risk. The Funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

NOTE 12 – OFFICERS
Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 13 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

42

Pzena Funds
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)

		FOR(2)			WITHHOLD
		Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01)	Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02)	Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03)	Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required: The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

43

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/ Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	11/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	11/6/2024

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/ Principal Financial Officer

Date	11/7/2024

* Print the name and title of each signing officer under his or her signature.